Expense Example {- Franklin Rising Dividends Fund} - Franklin Rising Dividends Fund-24 - Franklin Rising Dividends Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 634
3 years	812
5 years	1,006
10 years	1,564
Class C
Expense Example:
1 year	265
3 years	511
5 years	881
10 years	1,922
Class R
Expense Example:
1 year	114
3 years	356
5 years	617
10 years	1,363
Class R6
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	677
Advisor Class
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774